                                   EXHIBIT 99

DaimlerChrysler Auto Trust 2006-C monthly distribution report to holders of Asset Backed Notes for the distribution period covered by this report.

DAIMLERCHRYSLER FINANCIAL SERVICES AMERICAS LLC     DISTRIBUTION DATE: 08-NOV-06

DAIMLERCHRYSLER AUTO TRUST 2006-C MONTHLY SERVICER'S CERTIFICATE (KT)
                                                                     PAGE 1 OF 2


Payment Determination Statement Number          1
Distribution Date                        8-Nov-06
Record Date                              7-Nov-06

DATES COVERED         FROM AND INCLUDING   TO AND INCLUDING
-------------         ------------------   ----------------
Collections Period         8-Sep-06            31-Oct-06
Accrual Period             2-Oct-06            7-Nov-06
30/360 Days                      36
Actual/360 Days                  37

                                           NUMBER OF
COLLATERAL POOL BALANCE DATA                ACCOUNTS        $ AMOUNT
----------------------------               ---------   -----------------
Pool Balance - Beginning of Period          123,032    $2,200,000,784.63
Collections of Installment Principal                       75,137,761.75
Collections Attributable to Full Payoffs                   59,943,547.52
Principal Amount of Repurchases                                71,902.61
Principal Amount of Gross Losses                              284,089.01
                                                       -----------------
Pool Balance - End of Period(EOP)           118,718    $2,064,563,483.74
                                                       =================

POOL STATISTICS                                                 END OF PERIOD
---------------                                               -----------------
Initial Pool Balance (Pool Balance at the Purchase Date)      $2,200,000,784.63
Pool Factor (Pool Balance as a % of Initial Pool Balance)                 93.84%
Ending Overcollateralization(O/C) Amount                      $  179,427,773.56
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)             109.518%
Cumulative Net Losses                                         $      211,926.69
Net Loss Ratio (3 mos weighted avg.)                                      0.116%
Cumulative Recovery Ratio                                                25.401%

                                    $ AMOUNT     % OF EOP POOL BAL.   # OF ACCOUNTS
                                 -------------   ------------------   -------------
Delinquency Information:(1)
   31-60 Days Delinquent         15,146,582.60          0.734%             904
   61-90 Days Delinquent          1,228,731.73          0.060%              69
   91-120 Days Delinquent
   121 Days or More Delinquent
   Reposessions                     878,989.47          0.043%              46

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount                        2,107,721.20
60+ Days Delinquency Ratio (3 mo. Weighted Avg.)        0.10214%

                                           CURRENT MONTH   PRIOR MONTH
                                           -------------   -----------
Weighted Average A.P.R.                        6.223%
Weighted Average Remaining Term (months)       51.52
Weighted Average Seasoning (months)            13.07

CASH SOURCES
   Collections of Installment Principal    $   75,137,761.75
   Collections Attributable to Full
      Payoffs                                  59,943,547.52
   Principal Amount of Repurchases                 71,902.61
   Recoveries on Loss Accounts                     72,162.32
   Collections of Interest                     19,821,557.04
   Investment Earnings                            482,521.44
   Reserve Account                              5,067,250.00
                                           -----------------
   TOTAL SOURCES                           $  160,596,702.68
                                           =================

CASH USES
   Servicer Fee                            $    3,238,890.04
   A Note Interest                             10,215,584.82
   Priority Principal Distribution
      Amount                                   30,299,263.39
   B Note Interest                                310,688.00
   Reserve Fund                                 5,067,250.00
   Regular Principal Distribution Amount      111,465,026.43
   Distribution to Certificateholders                   0.00
                                           -----------------
   TOTAL CASH USES                         $  160,596,702.68
                                           =================

ADMINISTRATIVE PAYMENT
Total Principal and Interest Sources       $  160,596,702.68
Investment Earnings in Trust Account             (482,521.44)
Daily Collections Remitted                   (156,572,973.61)
Cash Reserve in Trust Account                  (5,067,250.00)
Servicer Fee (withheld)                        (3,238,890.04)
O/C Release to Seller                                   0.00
                                           -----------------
   PAYMENT DUE TO/(FROM) TRUST ACCOUNT     ($   4,764,932.41)
                                           =================

O/C RELEASE (Prospectus pg S31-S32)
Pool Balance                               $2,064,563,483.74
Yield Supplement O/C Amount                  (128,762,747.13)
                                           -----------------
Adjusted Pool Balance                      $1,935,800,736.61
Total Securities                           $1,885,135,710.18
                                           -----------------
Adjusted O/C Amount                        $   50,665,026.43
Target Overcollateralization Amount        $   96,790,036.83

O/C Release Period?                                       No
O/C Release                                $            0.00

                                   Beginning             Ending           Principal      Principal per      Interest       Interest
NOTES                               Balance             Balance            Payment         $1000 Face        Payment      $1000 Face
-----                          -----------------   -----------------   ---------------   -------------   --------------   ----------
Class A-1
   504,000,000.00 @ 5.33399%      504,000,000.00      362,235,710.18    141,764,289.82   281.2783528       2,763,006.82    5.4821564
Class A-2
   560,000,000.00 @ 5.25%         560,000,000.00      560,000,000.00              0.00     0.0000000       2,940,000.00    5.2500000
Class A-3
   503,000,000.00 @ 5.02%         503,000,000.00      503,000,000.00              0.00     0.0000000       2,525,060.00    5.0200000
Class A-4
   399,100,000.00 @ 4.98%         399,100,000.00      399,100,000.00              0.00     0.0000000       1,987,518.00    4.9800000
Class B
   60,800,000.00 @ 5.11%           60,800,000.00       60,800,000.00              0.00     0.0000000         310,688.00    5.1100000
                               -----------------   -----------------   ---------------                   --------------
   Total Notes                 $2,026,900,000.00   $1,885,135,710.18   $141,764,289.82                   $10,526,272.82
                               =================   =================   ===============                   ==============

* Class A-1 Interest is computed on an Actual/360 Basis. Days in current period 37